EMPLOYEE BENEFIT PLAN - Schedule of benefit obligations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Present value of obligation as at the beginning of the year			$ 444	$ 383	$ 383	$ 298
Interest cost	$ 8	$ 6	23	19	25	20
Acquisitions					(8)	(6)
Current service cost	20	30	65	65	90	83
Actuarial gain on obligation	$ (33)	$ (45)	$ 4	$ 26	(46)	(12)
Effect of exchange rate changes					(8)	(6)
Present value of obligation as at the end of the year					$ 444	$ 383